Organization And Principal Activities - Additional Information (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Apr. 24, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Sep. 22, 2011
Organization and Principal Activities [Line Items]
Disposal subsidiaries					$ 3,770,000
Citylead Group
Organization and Principal Activities [Line Items]
Disposal subsidiaries				$ 21,424,000
Gain (loss) on disposition of assets				$ 0
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Mr. Xu Enhai
Organization and Principal Activities [Line Items]
Percentage of legal ownership		66.70%
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology") | Ms. Han Deling
Organization and Principal Activities [Line Items]
Percentage of legal ownership		33.30%
Parent | Subsequent Event
Organization and Principal Activities [Line Items]
Equity interest transferred	83.30%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Organization and Principal Activities [Line Items]
Payment for acquisition			$ 7,480,000
Charm Faith Limited ("Charm Faith")
Organization and Principal Activities [Line Items]
Short term Loan		$ 37,000,000
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Chief Executive Officer [Member]
Organization and Principal Activities [Line Items]
Equity interest transferred		83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Shenyang Investment
Organization and Principal Activities [Line Items]
Percentage of equity interest on capital contribution by Noncontrolling owners						16.70%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Parent
Organization and Principal Activities [Line Items]
Percentage of equity interest on capital contribution by parent						83.30%